Unaudited Interim Condensed Statements of Changes in Equity - USD ($)	Common Shares	Treasury Shares	Additional Paid in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
BALANCE at Dec. 31, 2020	$ 145,139		$ 20,649,882	$ (29,759,697)	$ (19.381)	$ (8,984,057)
BALANCE (in Shares) at Dec. 31, 2020	6,960,000
Issuance of common shares in initial public offering, net	$ 108,347		9,946,310			10,054,657
Issuance of common shares in initial public offering, net (in Shares)	4,819,277
Issuance of warrants, net			6,742,638			6,742,638
Issuance of common shares to consultant	$ 268		49,732			50,000
Issuance of common shares to consultant (in Shares)	12,048
Warrant exercises	$ 5,975		1,143,556			1,149,531
Warrant exercises (in Shares)	277,000
Defined pension plan adjustments					(160,472)	(160,472)
Net loss				(4,603,342)		(4,603,342)
BALANCE at Jun. 30, 2021	$ 259,729		38,532,118	(34,363,039)	(179,853)	4,248,955
BALANCE (in Shares) at Jun. 30, 2021	12,068,325
BALANCE at Dec. 31, 2021	$ 344,445	$ (29,497)	42,084,954	(41,705,775)	(151,739)	542,388
BALANCE (in Shares) at Dec. 31, 2021	16,223,389
Issuance of common shares direct offering, net	$ 31,251	29,057	1,851,205			1,911,513
Issuance of common shares direct offering, net (in Shares)	1,562,531
Issuance of warrants, net			900,798			$ 900,798
Warrant exercises (in Shares)
Issuance of pre-funded warrants, net			1,094,616			$ 1,094,616
Issuance of common shares in At-The-Market (ATM) financing		440	30,553			30,993
Issuance of treasury shares	$ 35,572	(35,572)
Issuance of treasury shares (in Shares)	1,778,592
Defined pension plan adjustments					119,027	119,027
Net loss				(8,640,809)		(8,640,809)
BALANCE at Jun. 30, 2022	$ 411,268	$ (35,572)	$ 45,962,126	$ (50,346,584)	$ (32,712)	$ (4,041,474)
BALANCE (in Shares) at Jun. 30, 2022	19,564,512